Equity (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of number of shares issued

(in shares)	December 31, 2024	December 31, 2023	December 31, 2022
On issue at January 1	220,024,713	220,024,713	220,024,713
On issue at December 31 - fully paid	220,024,713	220,024,713	220,024,713

Hedging reserve
The hedging instruments were as follows:

	2024
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change in FV recognized in OCI	Recycled into P&L
Interest rate swaps
$161.1 million facility	111,545	2,145	—	1,005	—
Total	111,545	2,145	—	1,005	—

	2023
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change in FV recognized in OCI	Recycled into P&L
Interest rate swaps
$173.6 million facility - Cap Quebec and Cap Pembroke	—	—	—	(314)	(1,456)
$173.6 million facility - Cap Corpus Christi and Cap Port Arthur	—	—	—	(1,256)	(3,860)
$713.0 million facility	—	—	—	(4,823)	(12,599)
$73.5 million facility - Cedar and Cypres	—	—	—	(298)	(5,167)
$150.0 million facility	93,607	1,286	146	(1,108)	—
$447.0 million facility	—	—	—	1,635	(1,635)
Fx swaps
Fx Euro hedge	—	—	—	—	(1,032)
Total	93,607	1,286	146	(6,164)	(25,749)
At December 31, 2024, the Group held the following instruments to hedge exposures to changes in interest rates:

	Maturity
(in thousands of USD)	1-6 months	6-12 months	More than 1 year

Interest rate risk
Interest rate swaps
Net exposure	(49,242)	(46,055)	(429,462)
Average fixed interest rate	3.29%	3.29%	3.29%

At December 31, 2023, the Group held the following instruments to hedge exposures to changes in interest rates:

	Maturity
(in thousands of USD)	1-6 months	6-12 months	More than 1 year

Interest rate risk
Interest rate swaps
Net exposure	(22,916)	(18,039)	(50,392)
Average fixed interest rate	3.26%	3.26%	3.26%

The amounts at the reporting date relating to items designated as hedged items were as follows:

	December 31, 2024			December 31, 2023
(in thousands of USD)	Change in value used for calculating hedge ineffectiveness	Recycled into P&L	Cash flow hedge reserve	Change in value used for calculating hedge ineffectiveness	Recycled into P&L	Cash flow hedge reserve

Interest rate risk
Variable-rate instruments	(1,005)	—	2,145	6,164	24,717	1,140
Fx rate risk
Fx Swaps	—	—	—	—	1,032	—

The amounts relating to items designated as hedging instruments and hedge ineffectiveness were as follows:

	2024				During the period 2024
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Recycled into P&L	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	111,545	2,145	—	Non-current receivables, Trade and other current receivables	1,005	—	—	Finance expenses

	2023				During the period 2023
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Recycled into P&L	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	93,607	1,286	146	Trade and other current receivables, Non-current other payables	(6,164)	(24,717)	37	Finance expenses
Fx rate risk
Fx swaps	—	—	—	Trade and other current receivables	—	(1,032)	—	Finance expenses
The following table provides a reconciliation by risk category of components of equity and analysis of OCI items, net of tax, resulting from cash flow hedge accounting:

(in thousands of USD)	Hedging reserve

Balance at January 1, 2024	1,140
Cash flow hedges
Change in fair value interest rate risk	1,005
Balance at December 31, 2024	2,145

Balance at January 1, 2023	33,053
Cash flow hedges
Change in fair value interest rate risk	(6,164)
Recycled into P&L	(25,749)
Balance at December 31, 2023	1,140